Operating profit - Items included in operating profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Advertising and promotion	£ 2,157	£ 2,023	£ 2,026
Distribution costs	239	237	237
Separation and admission costs	30	120	411
Restructuring costs	214	169	41
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Separation and admission costs	1	4	4
Restructuring costs	123	26	19
Selling, general and administration expenses
Disclosure of attribution of expenses by nature to their function [line items]
Separation and admission costs	£ 29	£ 116	£ 407